Debt - Credit Facility (Detail) (Subsequent Event [Member], Wells Fargo [Member], Revolving Credit Agreement [Member], USD $)	0 Months Ended
	Jul. 08, 2014 Redetermination	Aug. 12, 2014	Aug. 06, 2014	Jul. 08, 2014
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 500,000,000
Number of additional redeterminations that may be requested	3
Period of redeterminations	12 months
Current borrowing capacity			110,000,000	110,000,000
Maximum credit amount				55,000,000
Amount outstanding under credit facility		$ 68,000,000	$ 50,000,000
Minimum [Member]
Line of Credit Facility [Line Items]
Commitment fee on the unused portion of the borrowing base	0.375%
Minimum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.50%
Minimum [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.50%
Maximum [Member]
Line of Credit Facility [Line Items]
Commitment fee on the unused portion of the borrowing base	0.50%
Maximum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.50%
Maximum [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate	2.50%